UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2005

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             ELIAS ASSET MANAGEMENT
Address:          500 Essjay Rd. Suite 220
                  Williamsville, NY  14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                  WILLIAMSVILLE, NY                    04/27/05
----------------                  -----------------                    --------
[Signature] [City, State] [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               68

Form 13F Information Table Value Total:              $244164     (thousands)

List of other Included Managers:                       none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                 MARCH 31, 2005

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------- -----------  ------  ----


American Express Co.             COM      025816109     5243      102067      SH         Sole                   102067
American International Group     COM      026874107     3670       66240      SH         Sole                    66240
Amgen Inc.                       COM      031162100     4804       82530      SH         Sole                    82530
Apple Computer                   COM      037833100      633       15200      SH         Sole                    15200
Bed Bath & Beyond Inc.           COM      075896100     4741      129739      SH         Sole                   129739
Biogen Idec Inc.                 COM      09062X103     2255       65355      SH         Sole                    65355
C.R. Bard Inc.                   COM      067383109     4964       72920      SH         Sole                    72920
Carnival Corp.                   COM      143658300     4038       77943      SH         Sole                    77943
Ciena Corp.                      COM      171779101       17       10000      SH         Sole                    10000
Cisco Systems Inc.               COM      17275R102     4266      238473      SH         Sole                   238473
Citigroup Inc.                   COM      172967101     5132      114189      SH         Sole                   114189
DuPont E.I                       COM      263534109     5854      114244      SH         Sole                   114244
EMC Corp. Mass                   COM      268648102     4512      366270      SH         Sole                   366270
Emerson Electric Co.             COM      291011104     5661       87191      SH         Sole                    87191
Exxon Mobil Corp.                COM      30231G102     6369      106871      SH         Sole                   106871
General Electric Co.             COM      369604103     6384      177029      SH         Sole                   177029
Home Depot Inc.                  COM      437076102     5570      145655      SH         Sole                   145655
Honeywell International, Inc.    COM      438516106     4908      131910      SH         Sole                   131910
Intel Corp.                      COM      458140100     5125      220639      SH         Sole                   220639
JDS Uniphase Corp.               COM      46612J101       17       10100      SH         Sole                    10100
Johnson & Johnson                COM      478160104     4638       69062      SH         Sole                    69062
Kohl's Corp.                     COM      500255104     4529       87715      SH         Sole                    87715
Merrill Lynch & Co.              COM      590188108     4612       81478      SH         Sole                    81478
Microsoft Inc.                   COM      594918104     5091      210614      SH         Sole                   210614
Nike Inc.                        COM      654106103     5585       67040      SH         Sole                    67040
Northern Trust Corp.             COM      665859104     4882      112380      SH         Sole                   112380
Oracle Systems Corp.             COM      68389X105     4756      381095      SH         Sole                   381095
Paychex Inc.                     COM      704326107     5094      155212      SH         Sole                   155212
Pepsico Inc.                     COM      713448108     5665      106822      SH         Sole                   106822
Procter & Gamble                 COM      742718109      329        6200      SH         Sole                     6200
Royal Dutch Petro-NY Shares      COM      780257804      273        4550      SH         Sole                     4550
St. Jude Medical Inc.            COM      790849103     4030      111950      SH         Sole                   111950
Staples Inc.                     COM      855030102     4232      134640      SH         Sole                   134640
Stryker Corp.                    COM      863667101     4200       94150      SH         Sole                    94150
Texas Instruments Inc.           COM      882508104     5275      206931      SH         Sole                   206931
Tyco International Ltd           COM      902124106     4242      125500      SH         Sole                   125500
Walgreen Co.                     COM      931422109     5544      124805      SH         Sole                   124805
Walt Disney Co.                  COM      254687106     5755      200323      SH         Sole                   200323
IShares DJ Select Dividend Ind            464287168     1121       18700      SH         Sole                    18700
IShares MSCI EAFE Index                   464287465    14780       93038      SH         Sole                    93038
IShares MSCI Emerging Markets             464287234      218        1076      SH         Sole                     1076
IShares Russell 1000 Growth In            464287614      220        4680      SH         Sole                     4680
IShares Russell 1000 Value Ind            464287598    16632      252735      SH         Sole                   252735
IShares S&P SmallCap 600                  464287804    15596       98180      SH         Sole                    98180
S & P Mid-Cap 400 Dep Rcpts               595635103    16067      133410      SH         Sole                   133410
Eaton Vance Tax Managed Growth            277919205      308    594.5260      SH         Sole                 594.5260
Hallmark First Mutual Fund                40625Q400     1342   138767.60      SH         Sole              138767.6095
                                                                      95
Citigroup Cap IX Pfd 6.00%                173066200      244       10050      SH         Sole                    10050
General Electric Capital Corp             369622519      222        8800      SH         Sole                     8800









                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                 MARCH 31, 2005

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------- -----------  ------  ----




Amgen Inc.                                031162100     2800       48100      SH         Sole                    48100
BP PLC-Spons ADR                          055622104      495        7940      SH         Sole                     7940
Bank of New York                          064057102      311       10700      SH         Sole                    10700
Biophan Technologies, Inc.                09064V105      403      159155      SH         Sole                   159155
Bristol-Myers Squibb Co.                  110122108      316       12430      SH         Sole                    12430
ChevronTexaco Corp.                       166764100      302        5172      SH         Sole                     5172
Columbus McKinnon Corp.                   199333105     1485      109000      SH         Sole                   109000
Community Bank N.A                        203607106     2085       91000      SH         Sole                    91000
Computer Task Group                       205477102      676      169950      SH         Sole                   169950
Exxon Mobil Corp.                         30231G102     1585       26600      SH         Sole                    26600
Fortune Brands                            349631101      206        2550      SH         Sole                     2550
General Electric Co.                      369604103     1796       49801      SH         Sole                    49801
International Business Machine            459200101      223        2435      SH         Sole                     2435
Jefferson Pilot Corp.                     475070108      223        4555      SH         Sole                     4555
Johnson & Johnson                         478160104      383        5700      SH         Sole                     5700
Microsoft Inc.                            594918104      222        9200      SH         Sole                     9200
Partners Trust Financial Group            70213F102      383       36172      SH         Sole                    36172
Trustco Bank Corp.                        898349105      384       33440      SH         Sole                    33440
Wyeth                                     983024100      238        5640      SH         Sole                     5640
REPORT SUMMARY                       68 DATA RECORDS  244164          OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED








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